Incentive Programs - (Details)	1 Months Ended	3 Months Ended
	Jan. 31, 2022 shares	Mar. 31, 2022 EquityInstruments D kr / shares	Mar. 31, 2022 SEK (kr)	Mar. 31, 2021 EquityInstruments
Warrants Program 2018/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription price per share | kr / shares		kr 74.30
warrants exercised | shares	856,586
Warrants Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription price per share | kr / shares		kr 74.50
Boards LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding		51,399	51,399	51,399
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding		31,371	31,371	31,371
Board LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding		26,968	26,968
ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Trading days | D		10
Percentage of weighted average share price		115.00%
ESOP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Trading days | D		10
Percentage of weighted average share price		115.00%